Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2023, 2022 and 2021:
	For the Years Ended December 31,
	2023	2022	2021
Numerator:
Net income	$9,750,046	$7,903,611	$8,695,784
Accretion of convertible redeemable preferred shares	(160,000)	(135,781)	—
Net income attributable to Able View Global Inc’s preferred shareholders	(148,701)	(120,446)	—
Net income attributable to Able View Global Inc’s ordinary shareholders	$9,441,345	$7,647,384	$8,695,784

Earnings per share – basic and diluted	$0.24	$0.20	$0.23

Weighted average shares – basic and diluted	39,454,997	37,732,310	37,732,310